Provisions - Movements in the Fair Value of Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Net defined benefit asset (liability)	€ (1,036)
Net defined benefit asset (liability)	(357)	€ (1,036)
Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Net defined benefit asset (liability)	2,579	2,780
Translation differences	(105)	(192)
Interest income	115	144
Actuarial losses and gains	14	(9)
Company contributions	(1)	8
Participants contributions	3
Benefits paid	(89)	(101)
Other movements	4	(51)
Net defined benefit asset (liability)	2,520	2,579
Others
Disclosure of fair value of plan assets [line items]
Net defined benefit asset (liability)	(7)
Net defined benefit asset (liability)	(6)	(7)
Others | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Net defined benefit asset (liability)	9	8
Translation differences	0	(1)
Interest income	0	1
Actuarial losses and gains	1	0
Company contributions	1	1
Participants contributions	0
Benefits paid	0	(1)
Other movements	1	1
Net defined benefit asset (liability)	12	9
United Kingdom | Operating segments
Disclosure of fair value of plan assets [line items]
Net defined benefit asset (liability)	(177)
Net defined benefit asset (liability)	22	(177)
United Kingdom | Operating segments | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Net defined benefit asset (liability)	1,651	1,662
Translation differences	(13)	(61)
Interest income	40	42
Actuarial losses and gains	(57)	55
Company contributions	(2)	0
Participants contributions	0
Benefits paid	(49)	(46)
Other movements	0	(1)
Net defined benefit asset (liability)	1,570	1,651
Germany | Operating segments
Disclosure of fair value of plan assets [line items]
Net defined benefit asset (liability)	(151)
Net defined benefit asset (liability)	(149)	(151)
Germany | Operating segments | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Net defined benefit asset (liability)	84	128
Translation differences	0	0
Interest income	1	2
Actuarial losses and gains	1	0
Company contributions	0	6
Participants contributions	3
Benefits paid	(2)	(2)
Other movements	3	(50)
Net defined benefit asset (liability)	90	84
Brazil | Operating segments
Disclosure of fair value of plan assets [line items]
Net defined benefit asset (liability)	(131)
Net defined benefit asset (liability)	(150)	(131)
Brazil | Operating segments | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Net defined benefit asset (liability)	835	982
Translation differences	(92)	(130)
Interest income	74	99
Actuarial losses and gains	69	(64)
Company contributions	0	1
Participants contributions	0
Benefits paid	(38)	(52)
Other movements	0	(1)
Net defined benefit asset (liability)	€ 848	€ 835